Derivatives - Disclosure of gain (loss) on fair value hedge ineffectiveness in profit or loss and other comprehensive income (Details) - Hedges of net investment in foreign operations - Exchange risk - Foreign currency denominated debentures (KRWUSD) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other comprehensive income
Disclosure of gain (loss) on fair value hedge ineffectiveness in profit or loss and other comprehensive income [Line Items]
Profit or loss recognized in OCI	₩ 30,325	₩ (156,015)
Hedge ineffectiveness recognized in profit or loss	(8,006)	41,188
Line item which recognized the hedge ineffectiveness	22,319	(114,827)
Profit or loss [Member]
Disclosure of gain (loss) on fair value hedge ineffectiveness in profit or loss and other comprehensive income [Line Items]
Hedge ineffectiveness recognized in profit or loss	0	0
Line item which recognized the hedge ineffectiveness	₩ 0	₩ 0